Annual Total Returns - BLACKROCK LIFEPATH INDEX 2035 FUND (Investor A, Institutional) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2035 FUND - Investor A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	13.83%
Annual Return 2013	16.74%
Annual Return 2014	6.37%
Annual Return 2015	(0.78%)
Annual Return 2016	7.36%
Annual Return 2017	17.89%
Annual Return 2018	(6.59%)
Annual Return 2019	22.77%
Annual Return 2020	13.34%